SCHEDULE OF SECURED CONVERTIBLE DEBENTURES (Details) - Senior Secured Convertible Debenture [Member] - USD ($)	Dec. 31, 2024	Sep. 30, 2024
Short-Term Debt [Line Items]
Total	$ 4,276,389	$ 1,365,000
Unamortized discount	(1,474,163)
Convertible debentures	2,802,226	1,365,000
September 12, 2024 [Member]
Short-Term Debt [Line Items]
Total		1,365,000
November 1, 2025 [Member]
Short-Term Debt [Line Items]
Total	$ 4,276,389